Lease payments for low-value assets and short-term leases (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Lease payments for low-value assets and short-term leases [Abstract]
Low-value assets	₩ 5,045
Short-term lease	907 [1]
Total	₩ 5,952

[1]	The payments less than 1 month are included.